Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (23,693)	$ (15,675)	$ (37,248)	$ (31,433)	$ (58,197)	$ (65,363)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation			4,593	3,490	6,125	7,516
Impairment of property and equipment			1,625	0
Depreciation and amortization			1,541	634	1,251	1,086
Accretion of investments, net			(500)	(1,508)	(2,590)	(5,055)
Non-cash lease expense			7,062	1,674	3,288	2,551
Other						102
Changes in operating assets and liabilities:
Prepaid expenses and other assets			1,022	(210)	332	(302)
Accounts payable and accrued liabilities			(1,602)	(884)	1,634	775
Operating lease liabilities			(12,438)	1,878	1,496	(2,151)
Net cash used in operating activities			(35,945)	(26,359)	(46,661)	(60,841)
Cash flows from investing activities
Purchases of investments			(37,800)	(96,285)	(174,897)	(208,465)
Maturities of investments			75,503	110,744	213,244	184,900
Purchases of property and equipment			(46)	(107)	(546)	(2,536)
Net cash provided by (used in) investing activities			37,657	14,352	37,801	(26,101)
Cash flows from financing activities
Proceeds from the issuance of common stock from initial public offering, net of discounts						93,000
Payments of common stock offering costs						(3,349)
Proceeds from the exercise of stock options			36	0		62
Proceeds from issuance of common stock under the Employee Stock Purchase Plan			37	117	141	110
Net cash provided by financing activities			73	117	141	89,823
Net increase (decrease) in cash, cash equivalents, and restricted cash			1,785	(11,890)	(8,719)	2,881
Cash, cash equivalents, and restricted cash at beginning of year			18,428	27,147	27,147	24,266
Cash, cash equivalents, and restricted cash at end of year	20,213	15,257	20,213	15,257	18,428	27,147
Components of cash, cash equivalents, and restricted cash
Cash and cash equivalents	20,213	14,697	20,213	14,697	17,868	26,587
Restricted Cash	0	560	0	560	560	560
Cash, cash equivalents, and restricted cash at end of year	$ 20,213	$ 15,257	20,213	15,257	18,428	27,147
Non-cash investing and financing activities
Change in unpaid common stock issuance costs						(197)
Addition to right-of-use assets obtained in exchange for lease obligation						47,588
Decrease to right-of-use assets due to remeasurement of lease obligation			$ 36,597	$ 0	(92)
Vesting of early exercised stock options						6
Unpaid property and equipment purchases					$ 0	$ 400